Taxation - Summary of Taxation Charge (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current taxation - Enterprise income tax	¥ 2,190	¥ 4,824	¥ 6,588
Deferred taxation	(11,657)	(6,741)	(3,485)
Income tax at the effective tax rate	¥ (9,467)	¥ (1,917)	¥ 3,103